Inventories	12 Months Ended
Dec. 31, 2021
Inventories
Inventories

10. Inventories

	2021	2020
	ARS 000	ARS 000

Non-current:

Materials and spare parts	674,502	1,244,825
Provision for obsolete inventory	(292,792)	(251,437)
	381,710	993,388

Current:

Materials and spare parts	1,426,845	1,183,215
Fuel oil	7,461	11,262
Diesel oil	12,876	19,435
	1,447,182	1,213,912